RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS.
RELATED PARTY TRANSACTIONS

14. RELATED PARTY TRANSACTIONS

        The following parties/ entities are considered to be related parties of the Group:

Related Party	Nature of the Relationship
WANG Haibing	Co-founder and CEO
CHENG Yunpeng	Co-founder and President
WEI Zhen	Co-founder and director
ZENG Liqing	Director and a principal shareholder
WANG Bin	Principal shareholder before May 2010
Shenzhen Decent Investment Limited ("Decent Investment")	Controlled by ZENG Liqing
Shenzhen ParaEngine Corporation ("PE")	Significantly influenced by ZENG Liqing who is a director of the controlling entity
Guangzhou Chuangyou Information Technology Co., Ltd ("Chuangyou")	Equity method investee of the Group
Taiwan Taomee Co., Ltd. ("Taiwan Taomee")	Equity method investee of the Group
Beijing Enlight Pictures Co. Ltd ("Enlight Media")	Controlled by WANG Changtian who is a director
Shenzhen Taole Network Technology Co., Ltd ("Shenzhen Taole")	Significantly influenced by ZENG Liqing who is a director and principal shareholder
Qiming Funds	Principal shareholder
Shanghai Weiju Network Technology Co., Ltd ("Shanghai Weiju")	Equity method investee of the Group

        In June 2009 and May 2012, Shanghai Taomee entered into two agreements with PE to co-develop 3-D online virtual worlds for children. For the years ended December 31, 2012, 2013 and 2014, Shanghai Taomee has paid $203,444, $193,559 and $121,230 royalties and $200,000, nil and nil licensing fee to PE, respectively. As of December 31, 2013 and 2014, the Group had $18,857 and $4,700 royalty fee due to PE, respectively.

        In June 2011, Shanghai Shengran entered into an agreement with Taiwan Taomee to grant a license to Taiwan Taomee for certain operating rights of an online game developed and owned by Shanghai Shengran. Shanghai Shengran also entered into an agreement with Taiwan Taomee for the license of certain offline products which are derived from the online game images. In years 2012, 2013 and 2014, Shanghai Shengran further licensed Taiwan Taomee additional two, three and one online games, respectively. In addition, Shanghai Shengran granted Taiwan Taomee an exclusive sublicense right to utilize a licensed brand to design and distribute licensed products, including mobile applications, animation, books, products in Taiwan in 2014. For the years ended December 31, 2012, 2013 and 2014, revenues generated from Taiwan Taomee were $127,644, $767,267 and $442,902 for online licensing and $175,500, $130,808 and $99,536 for offline licensing. As of December 31, 2013 and 2014, the Group had an amount due from Taiwan Taomee of $72,517 and $19,140, respectively, and amount due to Taiwan Taomee of $347,026 and $298,146, respectively.

        In November 2011, Shanghai Taomee entered into an agreement with Shenzhen Taole for the license to Shanghai Taomee of certain operating rights of an online game. For the years ended December 31, 2012, 2013 and 2014, Shanghai Taomee has paid $8,969, $6,067 and $889 royalties, respectively. As of December 31, 2013 and 2014, there were $1,594 and nil royalty fees due to Shenzhen Taole.

        In November 2011, the Company entered into a share transfer agreement with Qiming Funds at consideration of $52,989. The Company paid this amount in February 2012. Refer to Note 4 for a detailed description of the share transfer.

        In July 2012, Shanghai Taomee entered into an operating agreement with Chuangyou for the license to Shanghai Taomee of certain operating rights of an online game developed and owned by Chuangyou. For the years ended December 31, 2012, 2013 and 2014, Shanghai Taomee has paid nil, $9,787 and $10,329 royalties and $150,000, $50,000 and nil licensing fee to Chuangyou, respectively. As of December 31, 2013 and 2014, the Group had $2,506 and $10,651 as online royalty fee, and nil and $14,708 as offline licensing fee due to Chuangyou, respectively.

        In November 2012, Shanghai Shengran provided a RMB480,000 (equivalent to $76,366) interest-free loan to Chuangyou. Chuangyou paid off the loan in December 2012.

        In July, August and December 2013, Guangdong Taomee entered into four cooperation agreements at an aggregate consideration of RMB0.7 million (equivalent to $0.1 million) with Shanghai Weiju, under which Guangdong Taomee outsourced to Shanghai Weiju for development of a website for a toy, a homepage and a distributor management software for Guangdong Taomee. For the years ended December 31, 2013 and 2014, Guangdong Taomee has paid nil and RMB472,000 (equivalent to $77,137) service fees to Shanghai Weiju, respectively. As of December 31, 2014, the Group had nil and RMB188,000 (equivalent to $30,724) as service fees due to Shanghai Weiju.

        In the first quarter of 2013 and the second quarter of 2014, Shanghai Animation entered into agreements with Enlight Media to jointly invest in the production and distribution of the Group's feature film, Seer III: Universal Force and Seer IV: Magic Stone Wars.  Seer III and Seer IV were released in July 2013 and 2014, respectively, in mainland China. Enlight Media was also entitled to share a certain percentage of film licensing revenues under the agreements. For the years ended December 31, 2013 and 2014, film investment from Enlight Media were RMB3.9 million (equivalent to $639,669) and RMB4.0 million (equivalent to $653,702) and revenues generated from Enlight Media were RMB13,299,454 (equivalent to $2,169,865) and RMB11,746,083 (equivalent to $1,919,608) as box office revenue sharing. As of December 31, 2013 and 2014, the Group had an amount due from Enlight Media of RMB13,299,454 (equivalent to $2,169,865) and RMB15,746,083 (equivalent to $2,573,310), and an amount due to Enlight Media of nil and RMB386,050 (equivalent to $63,090), respectively.